MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Shares Security Description Value
Common Stock - 44.6%
Communication Services - 3.7%
28,660 Alphabet, Inc., Class A
(a)(b)
$ 2,894,373
34,293 AT&T, Inc. 661,169
32,172 Comcast Corp., Class A 1,178,782
7,289 Meta Platforms, Inc., Class A
(a)
860,831
10,041 The Walt Disney Co.
(a)
982,713
17,941 Verizon Communications, Inc. 699,340
8,296 Warner Bros Discovery, Inc.
(a)
94,574
7,371,782
Consumer Discretionary - 3.6%
22,360 Amazon.com, Inc.
(a)(b)
2,158,635
2,814 McDonald's Corp. 767,631
10,544 NIKE, Inc., Class B 1,156,571
10,011 The Home Depot, Inc.
(b)
3,243,464
7,326,301
Consumer Staples - 3.4%
11,233 Altria Group, Inc. 523,233
5,660 Anheuser-Busch InBev SA/NV, ADR 333,317
1,270 Costco Wholesale Corp. 684,848
5,376 Diageo PLC, ADR 1,002,893
15,152 Mondelez International, Inc., Class A 1,024,427
9,224 PepsiCo., Inc.
(b)
1,711,144
4,882 The Procter & Gamble Co. 728,199
5,755 Walmart, Inc. 877,177
6,885,238
Energy - 2.3%
4,159 Chevron Corp. 762,386
4,761 EOG Resources, Inc. 675,729
7,329 Exxon Mobil Corp. 816,011
48,133 Kinder Morgan, Inc. 920,303
5,807 Marathon Petroleum Corp. 707,350
3,323 Occidental Petroleum Corp. 230,915
8,894 Schlumberger, Ltd. 458,486
4,571,180
Financials - 5.5%
52,675 Bank of America Corp.
(b)
1,993,749
4,184 Berkshire Hathaway, Inc., Class B
(a)
1,333,023
7,060 Chubb, Ltd. 1,550,305
11,965 Citigroup, Inc. 579,226
12,857 JPMorgan Chase & Co. 1,776,580
14,790 MetLife, Inc. 1,134,393
12,732 The Charles Schwab Corp. 1,050,899
13,795 U.S. Bancorp 626,155
19,495 Wells Fargo & Co. 934,785
10,979,115
Health Care - 7.6%
15,837 Abbott Laboratories
(b)
1,703,744
9,442 AbbVie, Inc. 1,521,862
7,031 Amgen, Inc. 2,013,678
11,136 Bristol-Myers Squibb Co. 893,998
9,531 CVS Health Corp. 971,018
9,690 Johnson & Johnson
(b)
1,724,820
10,745 Medtronic PLC 849,285
6,765 Merck & Co., Inc. 744,962
676 Organon & Co. 17,590
20,839 Pfizer, Inc. 1,044,659
6,703 UnitedHealth Group, Inc. 3,671,635

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Shares Security Description Value
Health Care - 7.6% (continued)
2,585 Viatris, Inc. $ 28,513
15,185,764
Industrials - 3.5%
5,392 Carrier Global Corp. 238,973
9,007 Honeywell International, Inc. 1,977,487
2,696 Otis Worldwide Corp. 210,531
14,637 Raytheon Technologies Corp. 1,444,965
3,529 The Boeing Co.
(a)
631,267
4,919 Union Pacific Corp. 1,069,538
7,679 United Parcel Service, Inc., Class B 1,456,937
7,029,698
Information Technology - 12.2%
12,466 Advanced Micro Devices, Inc.
(a)
967,736
40,860 Apple, Inc.
(b)
6,048,506
2,387 Broadcom, Inc. 1,315,309
27,517 Cisco Systems, Inc. 1,368,145
4,805 Fortinet, Inc.
(a)
255,434
15,389 Intel Corp. 462,747
2,669 Intuit, Inc. 1,087,858
19,736 Microsoft Corp.
(b)
5,035,443
1,924 NVIDIA Corp. 325,598
24,562 Oracle Corp. 2,039,383
12,656 QUALCOMM, Inc. 1,600,857
2,444 ServiceNow, Inc.
(a)
1,017,437
14,260 Visa, Inc., Class A 3,094,420
24,618,873
Materials - 0.3%
2,318 Air Products and Chemicals, Inc. 718,951
Real Estate - 0.9%
4,439 American Tower Corp. REIT 982,129
25,155 Weyerhaeuser Co. REIT 822,820
1,804,949
Utilities - 1.6%
37,380 NextEra Energy, Inc.
(b)
3,166,086
Total Common Stock (Cost $53,373,843) 89,657,937
Principal Security Description Rate Maturity Value
U.S. Government & Agency Obligations - 39.0%
U.S. Treasury Securities - 39.0%
$ 7,500,000 U.S. Treasury Note/Bond 0.13% 01/31/23 7,449,533
7,500,000 U.S. Treasury Note/Bond 0.13  02/28/23 7,421,503
7,500,000 U.S. Treasury Note/Bond 0.13  03/31/23 7,392,880
2,500,000 U.S. Treasury Note/Bond 0.13  04/30/23 2,453,468
7,500,000 U.S. Treasury Note/Bond 0.13  06/30/23 7,301,281
500,000 U.S. Treasury Note/Bond 2.75  08/31/23 492,713
2,500,000 U.S. Treasury Note/Bond 0.13  09/15/23 2,411,714
1,000,000 U.S. Treasury Note/Bond 2.88  09/30/23 985,118
10,000,000 U.S. Treasury Note/Bond 2.88  11/30/23 9,814,537
15,000,000 U.S. Treasury Note/Bond 2.63  12/31/23 14,674,219
3,000,000 U.S. Treasury Note/Bond 0.75  12/31/23 2,875,664
2,000,000 U.S. Treasury Note/Bond 3.00  06/30/24 1,953,086
5,500,000 U.S. Treasury Note/Bond 2.13  09/30/24 5,281,397
5,000,000 U.S. Treasury Note/Bond 2.75  02/28/25 4,840,039
3,000,000 U.S. Treasury Note/Bond 4.25  10/15/25 3,011,250
78,358,402
Total U.S. Government & Agency Obligations (Cost $79,206,282) 78,358,402

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Shares Security Description
Exercise
Price Exp. Date Value
Warrants - 0.0%
415 Occidental Petroleum Corp.
(a)
(Cost $0) $ 22.00 08/03/27 $ 19,713
Shares Security Description Value
Money Market Fund - 11.7%
23,476,110 First American Government Obligations Fund, Class X, 3.67%
(c)
(Cost $23,476,110) 23,476,110
Investments, at value - 95.3% (Cost $156,056,235) $ 191,512,162
Total Written Options - (0.7)% (Premiums Received $(1,343,309)) (1,324,105)
Other Assets & Liabilities, Net - 5.4% 10,686,295
Net Assets - 100.0% $ 200,874,352

MAI Managed Volatility Fund
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
November 30, 2022

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of November 30, 2022.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S.
government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) All or a portion of this security is held as collateral for written options.
(c) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of November 30, 2022.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Communication Services $ 7,371,782 $ – $ – $ 7,371,782
Consumer Discretionary 7,326,301 – – 7,326,301
Consumer Staples 6,885,238 – – 6,885,238
Energy 4,571,180 – – 4,571,180
Financials 10,979,115 – – 10,979,115
Health Care 15,185,764 – – 15,185,764
Industrials 7,029,698 – – 7,029,698
Information Technology 24,618,873 – – 24,618,873
Materials 718,951 – – 718,951
Real Estate 1,804,949 – – 1,804,949
Utilities 3,166,086 – – 3,166,086
U.S. Government & Agency Obligations – 78,358,402 – 78,358,402
Warrants 19,713 – – 19,713
Money Market Fund – 23,476,110 – 23,476,110
Investments at Value $ 89,677,650 $ 101,834,512 $ – $ 191,512,162
Total Assets $ 89,677,650 $ 101,834,512 $ – $ 191,512,162
Liabilities
Other Financial Instruments*
Written Options (509,455) (814,650) – (1,324,105)
Total Liabilities $ (509,455) $ (814,650) $ – $ (1,324,105)
*
Other Financial Instruments are derivative instruments reflected in separate schedules such as written options, which appear in the Schedule of Call and Put Options Written and are valued at their market value at period end.

MAI Managed Volatility Fund
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
November 30, 2022

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED BY THE FUND.